RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) connectedPerson director	Dec. 31, 2021 GBP (£) connectedPerson director	Dec. 31, 2020 GBP (£) connectedPerson director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	4.17%	2.30%	2.42%
Guarantees provided to key management personnel	£ 0	£ 0	£ 0
Customer deposits	446,172,000,000	449,373,000,000
Loans and advances to customers	435,627,000,000	£ 430,829,000,000
Transactions and arrangements
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of directors | director		5	5
Number of connected persons | connectedPerson		2	2
Operating Margin Guarantee | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity	18,000,000	£ 10,000,000
Schroder Wealth Holdings Limited | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	5,000,000	7,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	155,000,000	480,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	21,000,000	14,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets	11,000,000	11,000,000	£ 5,000,000
Interest expense on other financial liabilities	666,000,000	500,000,000	478,000,000
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries	9,200,000	10,600,000	11,800,000
Outstanding commitments made by entity, related party transactions	2,100	600,000	600,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	0	0	0
Provisions	£ 0	£ 0	£ 0
Interest rate on deposits (in percent)	5.00%	1.00%	2.00%
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	1.01%	0.39%	0.39%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	30.15%	22.93%	24.20%
Highest paid director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries	£ 5,160,000	£ 3,117,000	£ 4,169,000
Joint ventures and associates
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Balances on term deposits from customers	£ 58,000,000	£ 22,000,000
Director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding Commitments Made By Entity, Related Party Transactions, Number Of Related Parties | director	3
Connected person
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding Commitments Made By Entity, Related Party Transactions, Number Of Related Parties | connectedPerson	0